Notes Payable, Related Parties	3 Months Ended
Mar. 31, 2024
Notes Payable Related Parties
Notes Payable, Related Parties

Note 10 – Notes Payable, Related Parties

On January 10, 2024, the Company completed the sale of $400,000 of Senior Secured Promissory Notes (“Senior Notes”) and Warrants (“Warrants”) to purchase an aggregate of 100,000 shares of the Company’s common stock, to a group of six investors (the “Investors”) led by Eagle Vision Fund LP (“Eagle Vision”), an affiliate of John Dalfonsi, CFO of the Company, pursuant to a Subscription Agreement between the Company and the Investors (the “Subscription Agreement”). Each Warrant is exercisable for a ten-year period at an exercise price of $2.00 per share.

Pursuant to the Subscription Agreement, Eagle Vision was paid a cash fee in the amount of $40,000 upon the closing of the transaction for due diligence fees, and $15,000 of legal fees was paid to Eagle Vision’s counsel.

The Senior Notes mature on the earlier of December 31, 2024, or the occurrence of a Qualified Subsequent Financing or Change of Control (as such terms are defined in the Subscription Agreement) and bear interest at a rate of 15% per annum. In addition, the Senior Notes are subject to covenants, events of defaults and other terms and conditions set forth in the Subscription Agreement. The Company’s obligations under the Senior Notes are secured by liens on substantially all of the Company’s assets pursuant to the terms of a Security Agreement between the Company and the Investors.

In accordance with ASC 470, the Company recorded total discounts of $63,861, including $8,861 on the relative fair value of the Warrants, incurred as of March 31, 2024. The discounts are being amortized to interest expense over the term of the debentures using the effective interest method. The Company recorded an aggregate $14,666 of interest expense pursuant to the amortization of note discounts for the three months ended March 31, 2024. As of March 31, 2024, there were $49,195 of unamortized expenses expected to be expensed over the remaining life of the outstanding debt.

The Company recognized $28,146 of interest expense on notes payable, related parties for the three months ended March 31, 2024, consisting of $13,480 of stated interest expense, $2,034 of amortized debt discounts and $12,632 of amortized debt discounts due to warrants.

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

The Company recognized aggregate interest expense for the three months ended March 31, 2024 and 2023 respectively, as follows:

	March 31, 2024	March 31, 2023
Interest on convertible notes payable, related parties	$-	$2,192
Interest on convertible notes payable	-	80,761
Interest on notes payable	598	84,739
Interest on notes payable, related parties	13,480	-
Amortization of debt discounts on related party notes	12,632	-
Amortization of debt discounts on related party notes, warrants	2,034	-
Interest on revolving line of credit	-	4,946
Interest on credit cards	-	807
Total interest expense	$28,744	$173,445